Annual Fund Operating Expenses - MainGate MLP Fund	Mar. 31, 2026
MainGate MLP Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.70%	[1]
MainGate MLP Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	2.45%	[1]
MainGate MLP Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.45%	[1]

[1]	Total Annual Fund Operating Expenses do not include the deferred tax benefit accrued by the Fund during the fiscal year ended November 30, 2025. The Fund is treated as a regular “C” corporation for U.S. federal income tax purposes. Therefore, the Fund accrues income tax expense/(benefit), which represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. The Fund’s accrued deferred tax liability, if any, is reflected in its net asset value per share on a daily basis. An estimate of deferred income tax expense/(benefit) depends upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on its portfolio, which may vary greatly on a daily, monthly and annual basis depending on the nature of the Fund’s investments, their performance and general market conditions. For the fiscal year ended November 30, 2025, the Fund accrued $9,064,336 or (1.10%) in a net deferred tax benefit primarily related to the decrease in the unrealized fair value of investments. This deferred tax benefit represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains in the portfolio. An estimate of deferred income tax expenses/(benefit) cannot be reliably predicted from year to year and the estimate disclosed above will not be representative of the actual deferred tax expense of the Fund on any given day. If the deferred tax benefit was included, the Fund’s Total Annual Operating Expenses would be 0.60% for Class A shares, 1.35% for Class C Shares, and 0.35% for Class I Shares.